Share Incentive Plan - Schedule of Fair Value of Share Options Granted to Employees And Directors (Details)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk free interest rate, minimum	0.28%	1.43%
Risk free interest rate, maximum	1.38%	2.61%
Expected volatility, minimum	74.00%	55.00%
Expected volatility, maximum	82.00%	58.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	4 years 22 days	5 years 4 months 24 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	7 years	6 years 4 months 24 days